Financial and other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [abstract]
Non-current financial assets, equity securities	$ 746	$ 1,403
Non-current financial asstets debt securities	53	29
Non-current financial assets, fund investments	210	190
Non-current financial assets, total financial investments	1,009	1,622
Long term receivables from finance subleases	54	104
Other long-term receivables	179	214
Contingent consideration receivables	671	553
Long-term loans, advances and security deposits	102	114
Total financial assets	$ 2,015	$ 2,607